UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
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Address:   800 Third Avenue, 10th Floor
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           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
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Title:     Managing Member
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Phone:     (212) 330-2235
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Signature, Place, and Date of Signing:

      /s/ Philip R. Broenniman    New York, NY             5/15/06
       ------------------------   -------------            -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:       $108,195
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                 FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER       TITLE OF CLASS   CUSIP   x($1000)   PRN AMT  PRN CALL  DISCRETN MANAGERS    SOLE    SHARED  NONE
--------------------------- -------------- --------- -------- ---------- --- ---- --------- -------- ---------- ------ ------
ACCREDITED HOME LENDRS HLDG       COM      00437P107   1,213      23,700  SH PUT     SOLE                23,700   0      0
-----------------------------------------------------------------------------------------------------------------------------

AQUILA INC                        COM      03840P102   5,590   1,401,000  SH         SOLE             1,401,000   0      0
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BJS WHOLESALE CLUB INC            COM      05548J106   1,576      50,000  SH CALL    SOLE                50,000   0      0
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CAMBREX CORP                      COM      132011107   7,011     358,800  SH         SOLE               358,800   0      0
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CAMBREX CORP                      COM      132011107     195      10,000  SH CALL    SOLE                10,000   0      0
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CHENIERE ENERGY INC               COM      16411R208   8,114     200,000  SH         SOLE               200,000   0      0
-----------------------------------------------------------------------------------------------------------------------------

FRONTIER OIL CORP                 COM      35914P105   3,561      60,000  SH         SOLE                60,000   0      0
-----------------------------------------------------------------------------------------------------------------------------

ISHARES TR                  TRANSP AVE IDX 464287192   3,206      39,000  SH         SOLE                39,000   0      0
-----------------------------------------------------------------------------------------------------------------------------

NRG ENERGY INC                    COM      629377508   4,522     100,000  SH         SOLE               100,000   0      0
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NORTEL INVERSORA SA         SPON ADR PFD B 656567401   2,865     286,800  SH         SOLE               286,800   0      0
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PARTICLE DRILLING
TECHNOLOGIES                      COM      70212G101   3,310     617,500  SH         SOLE               617,500   0      0
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PINNACLE AIR CORP                 COM      723443107   4,928     739,895  SH         SOLE               739,895   0      0
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RELIANT ENERGY INC                COM      75952B105   5,660     535,000  SH         SOLE               535,000   0      0
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RELIANT ENERGY INC                COM      75952B105   2,645     250,000  SH CALL    SOLE               250,000   0      0
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SPDR TR                       UNIT SER 1   78462F103   9,088      70,000  SH PUT     SOLE                70,000   0      0
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SAVIENT PHARMACEUTICALS INC       COM      80517Q100  12,733   2,388,865  SH         SOLE             2,388,865   0      0
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SYMANTEC CORP                     COM      871503108   4,208     250,000  SH CALL    SOLE               250,000   0      0
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USA MOBILITY INC                  COM      90341G103   5,827     204,611  SH         SOLE               204,611   0      0
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UNISOURCE ENERGY CORP             COM      909205106  11,438     375,000  SH         SOLE               375,000   0      0
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VALERO ENERGY CORP NEW            COM      91913Y100   7,473     125,000  SH CALL    SOLE               125,000   0      0
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WHEELING-PITTSBURGH CORP          COM      963142302   3,032     165,119  SH         SOLE               165,119   0      0
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